Party-In-Interest Transactions (Details) - EBP 022 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Registered investment companies	$ 12,160,336	$ 8,945,046
Corporate common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	428,392	606,745
Registered investment companies	$ 57,940,871	$ 39,494,063
Net appreciation in fair value of investments	$ 35,338,764